Schedule of consolidated balance sheet (Details)	Feb. 28, 2025 SGD ($)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 SGD ($)
Leases
Right- of- use assets	$ 23,252	$ 17,232	$ 61,401
Current	20,463	15,165	38,150
Non- current	2,789	2,067	23,251
Operating Lease Liabilities	$ 23,252	$ 17,232	$ 61,401